Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: April 10, 2024

Payment Date	4/15/2024
Collection Period Start	3/1/2024
Collection Period End	3/31/2024
Interest Period Start	3/15/2024
Interest Period End	4/14/2024

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Aug-23
Class A-2a Notes	$107,066,296.14	$32,977,784.71	$74,088,511.43	0.126259	Sep-25
Class A-2b Notes	$23,062,678.61	$7,103,599.16	$15,959,079.45	0.126259	Sep-25
Class A-3 Notes	$631,800,000.00	$—	$631,800,000.00	1.000000	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$979,038,974.75	$40,081,383.87	$938,957,590.88

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,062,841,872.40	$1,019,130,935.53	0.493129
YSOC Amount	$79,055,113.36	$75,425,560.36
Adjusted Pool Balance	$983,786,759.04	$943,705,375.17
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.87200%	ACT/360	$—
Class A-2a Notes	$107,066,296.14	3.74000%	30/360	$333,689.96
Class A-2b Notes	$23,062,678.61	5.96864%	ACT/360	$118,534.38
Class A-3 Notes	$631,800,000.00	3.66000%	30/360	$1,926,990.00
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$979,038,974.75			$3,098,602.59

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,062,841,872.40	$1,019,130,935.53
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$983,786,759.04	$943,705,375.17
Number of Receivables Outstanding	67,334	66,150
Weighted Average Contract Rate	3.56%	3.56%
Weighted Average Remaining Term (months)	40.7	39.8

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,017,955.43
Principal Collections	$43,219,875.85
Liquidation Proceeds	$312,506.92
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$46,550,338.20
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$46,550,338.20

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$885,701.56	$885,701.56	$—	$—	$45,664,636.64
Interest - Class A-1 Notes	$—	$—	$—	$—	$45,664,636.64
Interest - Class A-2a Notes	$333,689.96	$333,689.96	$—	$—	$45,330,946.68
Interest - Class A-2b Notes	$118,534.38	$118,534.38	$—	$—	$45,212,412.30
Interest - Class A-3 Notes	$1,926,990.00	$1,926,990.00	$—	$—	$43,285,422.30
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$42,793,084.05
First Allocation of Principal	$—	$—	$—	$—	$42,793,084.05
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$42,725,475.72
Second Allocation of Principal	$—	$—	$—	$—	$42,725,475.72
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$42,651,534.05
Third Allocation of Principal	$16,333,599.58	$16,333,599.58	$—	$—	$26,317,934.47
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$26,232,434.47
Fourth Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$7,232,434.47
Reserve Account Deposit Amount	$—	$—	$—	$—	$7,232,434.47
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$2,484,650.18
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,484,650.18
Remaining Funds to Certificates	$2,484,650.18	$2,484,650.18	$—	$—	$—
Total	$46,550,338.20	$46,550,338.20	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$79,055,113.36
Increase/(Decrease)	$(3,629,553.00)
Ending YSOC Amount	$75,425,560.36

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$983,786,759.04	$943,705,375.17
Note Balance	$979,038,974.75	$938,957,590.88
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.05%	33	$491,061.02
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	136	$312,506.92
Monthly Net Losses (Liquidation Proceeds)			$178,554.10
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.29%
Second Preceding Collection Period			0.36%
Preceding Collection Period			0.20%
Current Collection Period			0.21%
Four-Month Average Net Loss Ratio			0.26%
Cumulative Net Losses for All Periods			$4,044,225.18
Cumulative Net Loss Ratio			0.20%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.29%	158	$2,916,373.93
60-89 Days Delinquent	0.09%	44	$917,864.77
90-119 Days Delinquent	0.03%	19	$333,656.17
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.41%	221	$4,167,894.87

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		13	$344,451.89
Total Repossessed Inventory		15	$354,157.57

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		63	$1,251,520.94
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.11%
Second Preceding Collection Period			0.13%
Preceding Collection Period			0.13%
Current Collection Period			0.12%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of March 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.85	0.08%	43	0.07%